Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Trade and other accounts payable, current	$ 4,912,130	$ 4,093,576
Derivative instruments	49,245	6,730
Other current financial liabilities	1,232,834	1,825,130
Trade and other accounts payable, Non-current	2,689,067	2,061,475
Derivative instruments	12,313	9
Other non-current financial liabilities	4,917,583	3,837,706
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	4,457	6,202
Other current financial liabilities	2,197	3,240
Total Current	6,654	9,442
Derivative instruments	5,015
Total Non-Current	5,015
Total	11,669	9,442
Financial liabilities measured at amortized cost [member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	1,181,392	1,815,160
Trade and other accounts payable, current	5,806,997	4,649,782
Other current financial liabilities	60,687	51,495
Total Current	7,049,076	6,516,437
Interest-bearing loans	4,905,270	3,837,697
Trade and other accounts payable, Non-current	3,836,795	2,205,194
Other non-current financial liabilities	187,891	91,070
Total Non-Current	8,929,956	6,133,961
Total	15,979,032	12,650,398
Hedging financial derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	44,788	528
Total Current	44,788	528
Derivative instruments	7,298	9
Total Non-Current	7,298	9
Total	$ 52,086	$ 537